RELATED PARTY TRANSACTIONS (Narrative) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Aug. 31, 2020 CAD ($) Share $ / shares	Aug. 31, 2019 CAD ($) Share shares $ / shares
Disclosure of transactions between related parties [line items]
Stock options granted	2,125,000	3,589,500
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	$ 3.21	$ 7.59
Number of warrants exercised | shares		7,739,205
Warrants exercised, weighted average exercise price | $ / shares		$ 4.00
RSUs [Member]
Disclosure of transactions between related parties [line items]
Number of other equity instruments granted in share-based payment arrangement	265,258	879,635
Performance share units ("PSUs") [Member]
Disclosure of transactions between related parties [line items]
Number of other equity instruments granted in share-based payment arrangement	142,187
Key management personnel [Member]
Disclosure of transactions between related parties [line items]
Stock options granted	790,000	685,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	$ 2.48	$ 4.75
Aggregate fair value stock options granted to key management personnel | $	$ 1,794	$ 1,736
Key management personnel [Member] | RSUs [Member]
Disclosure of transactions between related parties [line items]
Number of other equity instruments granted in share-based payment arrangement	211,981	631,949
Aggregate fair value of RSUs granted to key management personnel | $	$ 902	$ 3,002
Key management personnel [Member] | Performance share units ("PSUs") [Member]
Disclosure of transactions between related parties [line items]
Number of other equity instruments granted in share-based payment arrangement	88,910
Aggregate fair value of PSUs granted to key management personnel | $	$ 191
Eviana Health Corporation ("Eviana") [Member]
Disclosure of transactions between related parties [line items]
Amount of interest income received on convertible debenture investment | $		374
Alpha-cannabis Pharma GmbH ("ACG") [Member]
Disclosure of transactions between related parties [line items]
Revenues on product sold to related party | $	$ 52